Total
American Funds Target Date Retirement Series | American Funds 2030 Target Date Retirement Fund
American Funds 2030 Target Date Retirement Fund
Prospectus Supplement June 30, 2020

For the following series with prospectuses dated January 1, 2020 (as supplemented to date):

American Funds College Target Date Series®

American Funds College 2036 FundSM (CF36)

American Funds College 2033 Fund® (CF33)

American Funds College 2030 Fund® (CF30)

American Funds College 2027 Fund® (CF27)
American Funds College 2024 Fund® (CF24)

American Funds College 2021 Fund® (CF21)

American Funds College Enrollment Fund® (CEF)

American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM (PSGG)
American Funds Growth PortfolioSM (PSG)
American Funds Growth and Income PortfolioSM (PSGI)
American Funds Moderate Growth and Income PortfolioSM (PSMGI)
American Funds Conservative Growth and Income PortfolioSM (PSCGI)
American Funds Tax-Aware Conservative Growth and Income PortfolioSM (PSTACGI)
American Funds Preservation PortfolioSM (PSP)
American Funds Tax-Exempt Preservation PortfolioSM (PSTEP)

American Funds Retirement Income Portfolio SeriesSM
American Funds Retirement Income Portfolio - ConservativeSM (RIC)
American Funds Retirement Income Portfolio - ModerateSM (RIM)
American Funds Retirement Income Portfolio - EnhancedSM (RIE)

American Funds Target Date Retirement Series®
American Funds 2065 Target Date Retirement FundSM (ATFD65)
American Funds 2060 Target Date Retirement Fund® (ATFD60)
American Funds 2055 Target Date Retirement Fund® (ATFD55)
American Funds 2050 Target Date Retirement Fund® (ATFD50)
American Funds 2045 Target Date Retirement Fund® (ATFD45)
American Funds 2040 Target Date Retirement Fund® (ATFD40)
American Funds 2035 Target Date Retirement Fund® (ATFD35)
American Funds 2030 Target Date Retirement Fund® (ATFD30)
American Funds 2025 Target Date Retirement Fund® (ATFD25)
American Funds 2020 Target Date Retirement Fund® (ATFD20)
American Funds 2015 Target Date Retirement Fund® (ATFD15)
American Funds 2010 Target Date Retirement Fund® (ATFD10)

Changes apply to all funds within each series unless otherwise noted below.

10. The table under the heading “Example” in the “Fees and expenses of the fund” section of the prospectus for each of the funds within the American Funds Target Date Retirement Series is amended to reflect revisions as provided.

With redemptions
Expense Example	10 years
American Funds 2030 Target Date Retirement Fund | American Funds Target Date Retirement Series | Class C | USD ($)	1,534

Without redemptions
Expense Example No Redemption	10 years
American Funds 2030 Target Date Retirement Fund | American Funds Target Date Retirement Series | Class C | USD ($)	1,534

11. The following is added to the end of “Market conditions” in the “Principal risks” section of the prospectus for each of the funds within the series listed above:

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Keep this supplement with your prospectus.